Janus Henderson U.S. Dividend Income Fund

Ticker:	JIDVX	Class I Shares	JNDVX	Class N Shares

SUMMARY PROSPECTUS DATED DECEMBER 20, 2022

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

INVESTMENT OBJECTIVE

Janus Henderson U.S. Dividend Income Fund seeks to provide current income and aims to provide a growing stream of income per share over time. The Fund’s secondary objective is to seek to provide long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. Information about eligibility requirements for each share class is available from your financial professional and in the “Purchases” section on page 21 of the Fund’s Prospectus and in the “Purchases” section on page 30 of the Fund’s Statement of Additional Information. In addition, please see Appendix A for information regarding financial intermediary-specific policies that may apply to purchases of Fund shares through certain intermediaries. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class N
Management Fees	0.60%	0.60%
Other Expenses(1)	9.65%	9.59%
Total Annual Fund Operating Expenses	10.25%	10.19%
Fee Waiver(2)	9.44%	9.44%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.81%	0.75%

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
(2)

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.75% until at least January 31, 2024. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period beginning with the Fund’s commencement of operations (December 20, 2022) and expiring on the third anniversary of the commencement of operations, or until the Fund’s assets meet the first breakpoint in the investment advisory fee schedule (0.60% of the first $2 billion of the average daily closing net asset value of the Fund), whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Fund’s assets will reach this asset level.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I Shares	$83	$2,108
Class N Shares	$77	$2,092

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no portfolio turnover information is available.

1½Janus Henderson U.S. Dividend Income Fund

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-paying equity securities of U.S. companies. An issuer is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) a majority of the issuer’s revenues are derived from the United States; or (iii) a majority of the issuer’s assets are located in the United States.

The Fund generally invests in a core group of approximately 40-50 equity securities, including common stocks, and real estate investment trusts (“REITs”). The Fund will invest primarily in larger, well-established companies but may also invest in mid- and small-sized companies.

The portfolio manager primarily seeks to identify high-quality companies with the ability to grow revenue and cash flows and produce growing dividend streams through disparate economic environments. Such companies, in the portfolio manager’s view, have the ability to participate in market gains while offering resilient dividends. Security selection will be based upon an analysis of a broad range of metrics, including returns on invested capital, balance sheet strength, and revenue growth potential.

The Fund will generally consider selling a security when, in the portfolio manager’s opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the portfolio manager’s opinion, it has become overvalued or if a superior investment opportunity arises.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.

Market Risk.  The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Dividend-Oriented Stocks Risk.  Issuers that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. In addition, if issuers fail to consistently raise their dividends, the Fund may not achieve its objective.

Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio manager.

Portfolio Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Issuer Concentration Risk.  The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

2½Janus Investment Fund

Small- and Mid-Sized Companies Risk.  Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small-and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

REIT Risk.  REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

New/Smaller Sized Fund Risk.  Because the Fund is new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Securities Lending Risk.  There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and will be available at janushenderson.com/allfunds or by calling 1-800-335-2687.

MANAGEMENT

Investment Adviser:  Janus Henderson Investors US LLC

Portfolio Manager:  Jeremiah Buckley, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since inception.

3½Janus Henderson U.S. Dividend Income Fund

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements

Class I Shares
Institutional investors (investing directly with the Fund)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$2,500	†
• certain tax-advantaged accounts or UGMA/UTMA accounts	$500	†
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500	*
Institutional investors (investing directly with the Fund)	$1,000,000

†

Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.

*	Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts in other Janus Henderson funds before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Class I Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.

4½Janus Investment Fund

Janus Henderson U.S. Dividend Income Fund

Ticker:    JDDVX

Class D Shares

SUMMARY PROSPECTUS DATED DECEMBER 20, 2022

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

INVESTMENT OBJECTIVE

Janus Henderson U.S. Dividend Income Fund seeks to provide current income and aims to provide a growing stream of income per share over time. The Fund’s secondary objective is to seek to provide long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.60%
Other Expenses(1)	10.12%
Total Annual Fund Operating Expenses	10.72%
Fee Waiver(2)	9.84%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.88%

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
(2)

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.75% until at least January 31, 2024. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period beginning with the Fund’s commencement of operations (December 20, 2022) and expiring on the third anniversary of the commencement of operations, or until the Fund’s assets meet the first breakpoint in the investment advisory fee schedule (0.60% of the first $2 billion of the average daily closing net asset value of the Fund), whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Fund’s assets will reach this asset level.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class D Shares	$90	$2,196

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no portfolio turnover information is available.

1½Janus Henderson U.S. Dividend Income Fund

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-paying equity securities of U.S. companies. An issuer is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) a majority of the issuer’s revenues are derived from the United States; or (iii) a majority of the issuer’s assets are located in the United States.

The Fund generally invests in a core group of approximately 40-50 equity securities, including common stocks, and real estate investment trusts (“REITs”). The Fund will invest primarily in larger, well-established companies but may also invest in mid- and small-sized companies.

The portfolio manager primarily seeks to identify high-quality companies with the ability to grow revenue and cash flows and produce growing dividend streams through disparate economic environments. Such companies, in the portfolio manager’s view, have the ability to participate in market gains while offering resilient dividends. Security selection will be based upon an analysis of a broad range of metrics, including returns on invested capital, balance sheet strength, and revenue growth potential.

The Fund will generally consider selling a security when, in the portfolio manager’s opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the portfolio manager’s opinion, it has become overvalued or if a superior investment opportunity arises.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.

Market Risk.  The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Dividend-Oriented Stocks Risk.  Issuers that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. In addition, if issuers fail to consistently raise their dividends, the Fund may not achieve its objective.

Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio manager.

Portfolio Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Issuer Concentration Risk.  The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

2½Janus Investment Fund

Small- and Mid-Sized Companies Risk.  Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

REIT Risk.  REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

New/Smaller Sized Fund Risk.  Because the Fund is new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Securities Lending Risk.  There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and will be available at janushenderson.com/allfunds or by calling 1-800-525-3713.

MANAGEMENT

Investment Adviser:  Janus Henderson Investors US LLC

Portfolio Manager:  Jeremiah Buckley, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

3½Janus Henderson U.S. Dividend Income Fund

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

4½Janus Investment Fund